MetLife Mid Cap Stock Index Portfolio Shareholder Fees - MetLife Mid Cap Stock Index Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E
Prospectus [Line Items]
Shareholder Fee, Other	0
Class G
Prospectus [Line Items]
Shareholder Fee, Other	$ 0